Note A - Organization And Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Basis of Presentation

Park Sterling Corporation (the “Company”) was formed on October 6, 2010 to serve as the holding company for Park Sterling Bank (the “Bank”) and is a bank holding company registered with the Board of Governors of the Federal Reserve System (the “Federal Reserve Board”) under the Bank Holding Company Act (the “BHC Act”). On January 1, 2011, the Company acquired all of the outstanding stock of the Bank in a statutory exchange transaction (the “Reorganization”). Prior to January 1, 2011, the Company conducted no operations other than obtaining regulatory approval for the Reorganization. The information in the unaudited condensed consolidated financial statements and accompanying notes for all periods prior to January 1, 2011 is that of the Bank on a stand-alone basis.

The Bank was incorporated on September 8, 2006, as a North Carolina-chartered commercial bank and began operations in October 2006. The Bank’s primary focus is to provide banking services to small and mid-sized businesses, owner-occupied and income producing real estate owners, professionals and other customers doing business or residing within its target markets. The Bank operates under the banking laws of North Carolina and the rules and regulations of the Federal Deposit Insurance Corporation (the “FDIC”) and the State of North Carolina Office of the Commissioner of Banks (the “NC Commissioner”). The Bank undergoes periodic examinations by those regulatory authorities.

On March 30, 2011, the Company and Community Capital Corporation (“Community Capital”) entered into an Agreement and Plan of Merger, pursuant to which Community Capital will be merged with and into the Company, with the Company as the surviving entity. The merger has been unanimously approved by the board of directors of each company and the Company has received approval of the merger from the Federal Reserve Board and the South Carolina State Board of Financial Institutions (the “SC Board”). The merger is subject to customer closing conditions, including Community Capital shareholder approval.  If the merger is completed, each outstanding share of Community Capital common stock will be exchanged for either 0.6667 of a share of Company common stock or $3.30 in cash, subject to the limitation that the total consideration will consist of 40.0% in cash and 60.0% in shares of Company common stock.

The accompanying unaudited condensed consolidated financial statements and notes have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information or footnotes necessary for a complete presentation of financial position, results of operations and cash flows in conformity with GAAP. Because the accompanying unaudited condensed consolidated financial statements do not include all of the information and footnotes required by GAAP, they should be read in conjunction with the Company’s audited consolidated financial statements and accompanying footnotes (the “2010 Audited Financial Statements”) included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2010 filed with the Securities and Exchange Commission (“SEC”) on March 31, 2011 (the “2010 Form 10-K”).

In management’s opinion, the accompanying unaudited condensed consolidated financial statements reflect all normal, recurring adjustments necessary to present fairly the financial position of the Company as of June 30, 2011, and the results of operations and cash flows for the three- and six-months ended June 30, 2011 and 2010. Operating results for the six-month period ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year or for other interim periods.

Tabular information, other than share and per share data, is presented in thousands of dollars.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are susceptible to significant change in the near term are the valuation of the allowance for loan losses, determination of the need for a deferred tax asset valuation allowance and the fair value of financial instruments and other accounts.

Certain amounts reported in prior periods have been reclassified to conform to the current period presentation.

NOTE A – ORGANIZATION AND OPERATIONS

Park Sterling Corporation (the “Company”) was incorporated in North Carolina on October 6, 2010 to serve as a holding company for Park Sterling Bank (the “Bank”). On January 1, 2011, the Company acquired all of the outstanding stock of the Bank in a statutory exchange transaction. Prior to January 1, 2011, the Company conducted no operations other than obtaining regulatory approval for the reorganization. See Note O – Subsequent Events for additional information.

The Bank was incorporated on September 8, 2006, as a North Carolina-chartered commercial bank and began operations in October 2006. The Bank’s primary focus is to provide banking services to small and mid-sized businesses, owner-occupied and income producing real estate owners, professionals and other clients doing business or residing within its target markets. The Bank operates under the banking laws of North Carolina and the rules and regulations of the Federal Deposit Insurance Corporation (the “FDIC”) and the State of North Carolina Office of the Commissioner of Banks (the “NC Commissioner”). The Bank undergoes periodic examinations by those regulatory authorities.

On August 18, 2010, in connection with its Public Offering, the Bank consummated the issuance and sale of 23,100,000 shares of common stock at $6.50 per share, for a gross aggregate offering price of $150.2 million. The Bank incurred underwriting fees of $6.0 million and related expenses of $0.9 million resulting in net proceeds of $143.2 million being received by the Bank of which $140.2 was recorded in stockholders’ equity. Additional underwriting fees equal to $3.0 million will be payable in the future if the Bank’s common stock price closes at a price equal to or above 125% of the offering price, or $8.125 per share, for a period of 30 consecutive days. A liability for the $3.0 million contingent underwriting fees has been accrued and is included in other liabilities in the accompanying consolidated balance sheet at December 31, 2010.